LORD ABBETT AFFILIATED FUND, INC.
LORD ABBETT BLEND TRUST
        Lord Abbett Small-Cap Blend Fund
LORD ABBETT BOND-DEBENTURE FUND, INC.
LORD ABBETT DEVELOPING GROWTH
    FUND, INC.
LORD ABBETT GLOBAL FUND, INC.
        Equity Series
        Income Series
LORD ABBETT INVESTMENT TRUST
        Balanced Series
        Lord Abbett Core Fixed Income Fund
        Lord Abbett High Yield Fund
        Limited Duration U.S. Government Securities
          Series
        Lord Abbett Total Return Fund
        U.S. Government Securities Series
        Lord Abbett Convertible Fund
LORD ABBETT LARGE-CAP GROWTH FUND
LORD ABBETT MID-CAP VALUE FUND, INC.
LORD ABBETT RESEARCH FUND, INC.
        Lord Abbett Growth Opportunities Fund
        Large-Cap Series
        Small-Cap Value Series
        Lord Abbett America's Value Fund
LORD ABBETT SECURITIES TRUST
        Alpha Series
        Lord Abbett All Value Fund
        International Series
Lord Abbett Large-Cap Value Fund
Lord Abbett Micro-Cap Growth Fund
Lord Abbett Micro-Cap Value Fund
LORD ABBETT TAX-FREE INCOME FUND, INC.
        Lord Abbett California Tax-Free Income Fund
        Lord Abbett Connecticut Tax-Free Income Fund
        Lord Abbett Hawaii Tax-Free Income Fund
        Lord Abbett Minnesota Tax-Free Income Fund
        Lord Abbett Missouri Tax-Free Income Fund
        Lord Abbett National Tax-Free Income Fund
        Lord Abbett New Jersey Tax-Free Income Fund
        Lord Abbett New York Tax-Free Income Fund
        Lord Abbett Texas Tax-Free Income Fund
        Lord Abbett Washington Tax-Free Income Fund
LORD ABBETT TAX-FREE INCOME TRUST
        Florida Series
        Georgia Series
        Michigan Series
        Pennsylvania Series
        Lord Abbett Insured Intermediate Tax-Free Fund
LORD ABBETT U.S. GOVERNMENT
    SECURITIES MONEY MARKET FUND, INC.



          SUPPLEMENT DATED SEPTEMBER 25, 2003 TO THE PROSPECTUSES AND
                      STATEMENTS OF ADDITIONAL INFORMATION
                             (CLASS A, B, C, P, & Y)

CHANGES IN RIGHTS OF ACCUMULATION AND LETTER OF INTENTION EFFECTIVE OCTOBER 1, 2003

1. With respect to Class A, B, C, & P of the Funds, Portfolios, and/or Series of the above referenced investment companies with the exception of Lord Abbett U.S. Government Securities Money Market Fund, Inc. (the "Funds"), the section in the Prospectuses entitled "Your Investment Purchases Reducing Your Class A Share Front-End Sales Charges" is amended to read as follows:

          Class A shares may be purchased at a discount if you qualify under either of the following conditions:

          o RIGHTS OF ACCUMULATION - A Purchaser may combine the value at the current public offering price of Class A, B, C, and P shares of any Eligible Fund already owned with a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge on the new purchase.

          o LETTER OF INTENTION - A Purchaser may combine purchases of Class A, B, C, and P shares of any Eligible Fund the Purchaser intends to make over a 13-month period in determining the applicable sales charge. Current holdings under Rights of Accumulation may be included in a Letter of Intention. Shares purchased through reinvestment of dividends or distributions are not included. A Letter of Intention may be backdated up to 90 days.

          The term "Purchaser" includes: (1) an individual, (2) an individual, his or her spouse and children under the age of 21, or (3) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust qualified under Section 401 of the Internal Revenue Code). Please note that more than one qualified employee benefit trust of a single employer, including its consolidated subsidiaries, may be considered a single trust, as may qualified plans of multiple employers registered in the name of a single bank trustee, although more than one beneficiary is involved.

          PLEASE INFORM THE FUNDS OR YOUR FINANCIAL INTERMEDIARY IF YOU BELIEVE YOU QUALIFY FOR A REDUCED FRONT-END SALES CHARGE. YOU MAY NEED TO SUPPLY INFORMATION TO THE FUNDS OR YOUR FINANCIAL INTERMEDIARY TO ESTABLISH QUALIFICATION FOR A REDUCED FRONT-END SALES CHARGE.

2. With respect to the Funds, the section in the Prospectuses entitled "YOUR INVESTMENT PURCHASES CLASS A SHARE CDSC" is amended to include the following category as a circumstance in which the Class A share CDSC generally will not be assessed:

     o ELIGIBLE MANDATORY DISTRIBUTIONS under 403(b) Plans and individual retirement accounts.


3. With respect to the Funds, all references in the Prospectuses and Statements of Additional Information relating to "Rights of Accumulation" and "Letter of Intention" are revised to be consistent with sections 1 and 2 above.


CLOSING OF LORD ABBETT MID-CAP VALUE FUND, INC. TO NEW INVESTORS

     Effective at the close of business on September 30, 2003, Class A, B, C, P, & Y shares of the Lord Abbett Mid-Cap Value Fund, Inc. will not be available for purchase by new investors other than through certain RETIREMENT AND BENEFIT PLANS*, AND FINANCIAL INTERMEDIARIES* that provide recordkeeping or advisory services and have entered into special arrangements with the Fund or Lord Abbett Distributor LLC. Plans currently offering shares of the Fund as an investment option may open new participant accounts. Other plans that are considering the Fund as an investment option should contact the distributor of the Fund, Lord Abbett Distributor LLC, for approval. Investors should note, however, that the Fund does not intend to accept any purchase order for more than $10 million and reserves the right to refuse any other order that might disrupt the efficient management of the Fund.

     * As defined in the Prospectus


FUND NAME CHANGES

     1. Effective October 1, 2003, the Lord Abbett U.S. Government Securities Money Market Fund, Inc. will change its name to "Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc."

     2. Effective October 1, 2003, the Lord Abbett Investment Trust Limited Duration U.S. Government Securities Series will change its name to Lord Abbett Investment Trust "Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund."

     3. Effective October 1, 2003, the Lord Abbett Investment Trust U.S. Government Securities Series will change its name to Lord Abbett Investment Trust "Lord Abbett U.S. Government & Government Sponsored Enterprises Fund."

     4.   Effective   October  1,  2003,  the  Lord  Abbett   Securities   Trust
          International Series will change its name to Lord Abbett Securities Trust "Lord Abbett International Opportunities Fund."